S-K 1603(b) Conflicts of Interest	Apr. 24, 2026
Spac Sponsor Conflict Of Interest Line Items
Conflict of Interest, Description [Text Block]

Conflicts of Interest

Potential investors should be aware of the following potential conflicts of interest:

●

Our insiders will directly or indirectly own 3,833,333 insider shares (up to 500,000 shares of which are subject to forfeiture depending on the extent to which the underwriters’ over-allotment option is exercised) and, accordingly, may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination. Further, the $0.0065 per share nominal price that our initial shareholders paid for the insider shares (or $0.0075 per share nominal price if 500,000 shares are forfeited upon the exercise of the over-allotment option in full) creates an incentive whereby our sponsor, directors and officers could potentially make a substantial profit even if the company selects an acquisition target that subsequently declines in value and is unprofitable for public investors. In addition, in the event we do not consummate a business combination within the proscribed period, the insider shares, private units and their underlying securities will expire worthless, which could create an incentive our initial shareholders to complete any transaction, regardless of its ultimate value.

●	Commencing on the date that our securities are first listed on NYSE through the earlier of consummation of our initial business combination and our liquidation, we will reimburse our sponsor in an amount equal to $10,000 per month for office space, utilities and secretarial and administrative support made available to us.

●

Each of our officers and directors may have a conflict of interest with respect to evaluating a particular business combination if the retention or resignation of any such officers and directors was included by a target business as a condition to any agreement with respect to our initial business combination.

●	None of our officers or directors are required to commit their full time to our affairs and, accordingly, they may have conflicts of interest in allocating their time among various business activities.

●	Since December 2, 2024, Mr. Kin (Stephen) Sze, our Chief Executive Officer has served as the Chief Financial Officer of Metal Sky Star Acquisition Corp (Nasdaq: MSSA, MSSAR, MSSAU, MSSAW), a Nasdaq-listed SPAC currently in the process of identifying a target company. Mr. Sze is a minority beneficial owner of a SPAC company, Nova Vision Acquisition Corporation (“Nova Vision”) (Nasdaq: NOVV, NOVVR, NOVVU, NOVVW). In addition, Poseidon Ocean Corporation, a British Virgin Islands company controlled by Mr. Sze and a 99.48% shareholder of our sponsor, is an advisor to the board of Nova Vision. Nova Vision completed it business combination in November 2024. In addition, Mr. Sze was the chief executive officer and director of another SPAC, Proficient Alpha Acquisition Corp (“PAAC”), from March 2019 to June 2020. PAAC completed a business combination with Lion Group Holding Limited (Nasdaq: LGHL) in June 2020. Since both SPACs with which Mr. Sze is or was affiliated to have either identified an acquisition target or completed a business combination transaction, we do not believe, that any of his fiduciary duties or contractual obligations would materially undermine our ability to complete our business combination.

Each SPAC operates independently and Mr. Kin (Stephen) Sze is required to present potential acquisition opportunities to each SPAC based on the specific investment objectives, industry focus, size parameters, and other criteria set forth in the governing documents of the respective SPACs. Additionally, in circumstances where an opportunity could reasonably fall within the mandate of more than one SPAC, Mr. Kin (Stephen) Sze follows standard conflict-resolution and allocation procedures which include consulting with the respective SPAC boards and sponsors to determine the appropriate allocation consistent with fiduciary duties and applicable policies, and that the sponsor and affiliated persons are subject to fiduciary duties under applicable law and contractual obligations, in which conflicts are addressed through recusal of conflicted individuals, review by independent directors where appropriate, and documentation of the basis for allocation decisions.

Additionally, acquisition opportunities are generally allocated based on objective criteria such as investment strategy, geographic focus, industry focus, transaction size, and stage of development specified in the applicable SPAC’s governing documents and offering materials. Where an opportunity falls within the investment mandate of more than one affiliated SPAC, allocation decisions are made in good faith by the sponsor and relevant fiduciaries based on factors including relative capital availability, timing considerations (including remaining life of the SPAC), likelihood of consummating a transaction, and the best interests of the applicable SPAC and its shareholders.

In furtherance of the above, Mr. Kin (Stephen) Sze has also disclosed that he has worked as an Advisor for DT Cloud Acquisition Corp. and as the current Chief Financial Officer for Metal Sky Star Acquisition Corp.

●

Each of our officers and directors presently has, and in the future any of our directors and our officers may have, additional fiduciary or contractual obligations to other entities, pursuant to which such officer or director is or will be required to present acquisition opportunities to such entity. Accordingly, subject to his or her fiduciary duties under British Virgin Islands laws, if any of our officers or directors becomes aware of an acquisition opportunity which is suitable for an entity to which he or she has then current fiduciary or contractual obligations, he or she may need to honor his or her fiduciary or contractual obligations to present such acquisition opportunity to such entity, and only present it to us if such entity rejects the opportunity, subject to his or her fiduciary duties under British Virgin Islands laws. Our amended and restated memorandum and articles of association will provide that, subject to his or her fiduciary duties under British Virgin Islands laws, we renounce our interest or expectancy in any corporate opportunity offered to any officer or director and such opportunity is one we are legally and contractually permitted to undertake and would otherwise be reasonable for us to pursue. However, based on the existing relationships of our sponsor, directors and officers, their level of financial investment in us and the potential loss of such investment if no business combination is consummated, the fact that we may consummate a business combination with a target in a wide range of industries, and that both SPACs with which Mr. Kin (Stephen) Sze, our Chief Executive Officer is or was affiliated to, have either identified an acquisition target or completed a business combination transaction, we do not believe, that any fiduciary duties or contractual obligations of our directors or officers would materially undermine our ability to complete our business combination.

●	Our officers and directors may in the future become affiliated with entities, including other blank check companies, engaged in business activities similar to those intended to be conducted by our company.

●	Our officers and directors will not receive distributions from the trust account with respect to any of their insider shares if we do not complete a business combination. Furthermore, our initial shareholders have agreed that the private units will not be sold or transferred by them until after we have completed our initial business combination. In addition, our officers and directors may loan funds to us after this offering and may be owed reimbursement for expenses incurred in connection with certain activities on our behalf which would only be repaid if we complete an initial business combination. For the foregoing reasons, the personal and financial interests of our directors and executive officers may influence their motivation in identifying and selecting a target business, completing a business combination in a timely manner and securing the release of their shares.

●

In the event our sponsor or members of our management team provide loans to us to finance transaction costs and/or incur expenses on our behalf in connection with an initial business combination, such persons may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination as such loans may not be repaid and/or such expenses may not be reimbursed unless we consummate such business combination.

●

We are not prohibited from pursuing an initial business combination with a company that is affiliated with our sponsor, directors or members of our management team; accordingly, such affiliated person(s) may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination as such affiliated person(s) would have interests different from our public shareholders and would likely not receive any financial benefit unless we consummated such business combination.

Under British Virgin Islands law, directors owe the following fiduciary duties:

(i)	duty to act in good faith in what the director believes to be in the best interests of the company as a whole;

(ii)	duty to exercise powers for the purposes for which those powers were conferred and not for a collateral purpose and directors shall not act, or agree to act, in a matter that contravenes the Companies Act or the memorandum and articles of association;

(iii)	Duty to exercise the care, diligence and skill that a reasonable director would exercise in the circumstances taking into account, without limitation:

(a) the nature of the company;

(b) the nature of the decision; and

(c) the position of the director and the nature of the responsibilities undertaken by him;

(iv)	directors should not improperly fetter the exercise of future discretion;

(v)	duty not to put themselves in a position in which there is a conflict between their duty to the company and their personal interests; and

(vi)	duty to exercise independent judgment.

In addition to the above, directors also owe a duty of care which is not fiduciary in nature. This duty has been defined as a requirement to act as a reasonably diligent person having both the general knowledge, skill and experience that may reasonably be expected of a person carrying out the same functions as are carried out by that director in relation to the company and the general knowledge skill and experience which that director has.

As set out above, directors have a duty not to put themselves in a position of conflict and this includes a duty not to engage in self-dealing, or to otherwise benefit as a result of their position. However, in some instances what would otherwise be a breach of this duty can be forgiven and/or authorized in advance by the shareholders provided that there is full disclosure by the directors. This can be done by way of permission granted in the amended and restated memorandum and articles of association or alternatively by shareholder approval at general meetings.

Accordingly, as a result of multiple business affiliations, our officers and directors may have similar legal obligations relating to presenting business opportunities meeting the above-listed criteria to multiple entities. In addition, conflicts of interest may arise when our board evaluates a particular business opportunity with respect to the above-listed criteria. We cannot assure you that any of the above-mentioned conflicts will be resolved in our favor. Furthermore, most of our officers and directors have pre-existing fiduciary obligations to other businesses of which they are officers or directors. To the extent they identify business opportunities which may be suitable for the entities to which they owe pre-existing fiduciary obligations, our officers and directors will honor those fiduciary obligations. Accordingly, it is possible they may not present opportunities to us that otherwise may be attractive to us unless the entities to which they owe pre-existing fiduciary obligations and any successors to such entities have declined to accept such opportunities.

In order to minimize potential conflicts of interest which may arise from multiple corporate affiliations, each of our officers and directors has contractually agreed, pursuant to a written agreement with us, until the earliest of a business combination, our liquidation or such time as he ceases to be an officer or director, to present to our company for our consideration, prior to presentation to any other entity, any suitable business opportunity which may reasonably be required to be presented to us, subject to any pre-existing fiduciary or contractual obligations he might have.